Risk Management - Disclosure of concentrations of credit risk by industry and geography (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Loans and advances	£ 1,232,975	£ 1,204,773
Contingent liabilities
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	25,567	25,393
Loan commitments
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	333,859	338,191
Net gains on financial instruments designated at fair value | Gross exposure
Disclosure of geographical areas [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	22,197	16,338
Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	205,939	195,054
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	205,939	195,054
Total loans and advances at amortised cost including debt securities | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	209,575	198,494
Loans and advances at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	150,786	144,827
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	150,786	144,827
Loans and advances at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	154,403	148,247
Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	55,153	50,227
Debt securities at amortised cost | Financial assets at amortised cost | Gross exposure
Disclosure of geographical areas [line items]
Loans and advances	55,172	50,247
Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	359,824	364,004
Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	25,728	25,577
Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	334,096	338,427
Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	135	112
Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,265	1,404
Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	5,771	5,763
Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	752	564
Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	9,036	8,778
Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,862	2,958
Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	16,552	14,687
Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	7,520	7,672
Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,367	1,336
Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	4,952	4,956
Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	23,202	21,719
Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	51,717	51,211
Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	24,655	23,667
United Kingdom | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	72,050	68,218
United Kingdom | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	53,874	52,396
United Kingdom | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	18,176	15,822
United Kingdom | Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	55,783	53,032
United Kingdom | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	6,780	6,442
United Kingdom | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	49,003	46,590
United Kingdom | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	61	112
United Kingdom | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	679	506
United Kingdom | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,500	3,168
United Kingdom | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	156	220
United Kingdom | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,151	1,212
United Kingdom | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,176	2,067
United Kingdom | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	13,376	11,255
United Kingdom | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	6,085	5,931
United Kingdom | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	693	519
United Kingdom | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,948	3,079
United Kingdom | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	12,163	11,846
United Kingdom | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	9,482	10,655
United Kingdom | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,404	1,826
Americas | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	85,725	84,405
Americas | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	66,871	66,343
Americas | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	18,854	18,062
Americas | Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	252,202	254,354
Americas | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	12,320	10,742
Americas | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	239,882	243,612
Americas | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Americas | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	357	709
Americas | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,150	1,418
Americas | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Americas | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	3,435	3,573
Americas | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,068	401
Americas | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,414	2,815
Americas | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	675	831
Americas | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	344	421
Americas | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	116	110
Americas | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	5,610	5,196
Americas | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	30,760	30,788
Americas | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	20,942	20,081
Europe | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	36,184	31,388
Europe | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	18,934	16,265
Europe | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	17,250	15,123
Europe | Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	40,634	45,378
Europe | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	5,084	5,514
Europe | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	35,550	39,864
Europe | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	74	0
Europe | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	221	189
Europe | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	760	828
Europe | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	118	2
Europe | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,719	1,286
Europe | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	294	203
Europe | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	397	399
Europe | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	251	294
Europe | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	205	300
Europe | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	832	899
Europe | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	4,024	3,646
Europe | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	8,630	7,226
Europe | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,409	993
Others | Total loans and advances at amortised cost including debt securities
Disclosure of geographical areas [line items]
Loans and advances	11,980	11,043
Others | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	11,107	9,823
Others | Debt securities at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	873	1,220
Others | Off-balance sheet
Disclosure of geographical areas [line items]
Loans and advances	11,205	11,240
Others | Off-balance sheet | Contingent liabilities
Disclosure of geographical areas [line items]
Loans and advances	1,544	2,879
Others | Off-balance sheet | Loan commitments
Disclosure of geographical areas [line items]
Loans and advances	9,661	8,361
Others | Agriculture, Food and Forest Products | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	0	0
Others | Mining and Quarrying | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	8	0
Others | Manufacturing | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	361	349
Others | Government and central bank | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	478	342
Others | Banks | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,731	2,707
Others | Energy and water | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	324	287
Others | Materials and Building | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	365	218
Others | Wholesale and retail distribution and leisure | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	509	616
Others | Transport and storage | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	125	96
Others | Home Loans | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,056	868
Others | Business and other services | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	1,405	1,031
Others | Other Financial Institutions | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	2,845	2,542
Others | Cards, unsecured loans and other personal lending | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of geographical areas [line items]
Loans and advances	£ 900	£ 767